UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                               ------------------------

         This Amendment (Check only one):   | |  is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
Address:          610 Broadway, 6th Floor
                  New York, NY  10012


Form 13F File Number:          028-11711
                               ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Anthony L. Davis
Title:            Managing Member of Anchorage Advisors Management, LLC
Phone:            212-432-4600

Signature, Place and Date of Signing:


  s/ Anthony L. Davis          New York, New York        February 14, 2008
-----------------------        ------------------        -----------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                            ------------------------------------

Form 13F Information Table Entry Total:                   27
                                          --------------------------------------

Form 13F Information Table Value Total:                $710,961
                                          --------------------------------------

                                                   (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                              ANCHORAGE ADVISORS, LLC
                                                     FORM 13F
                                          Quarter Ended December 31, 2007

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108     4516   184100 SH       SOLE                   184100        0        0
AMERICAN INTL GROUP INC        COM              026874107    23641   405500 SH  PUT  SOLE                   405500        0        0
APRIA HEALTHCARE GROUP INC     COM              937933108      431    20000 SH  PUT  SOLE                    20000        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    11221   206960 SH       SOLE                   206960        0        0
BAUER EDDIE HLDGS INC          COM              071625107     8731  1375000 SH       SOLE                  1375000        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108    10608   400000 SH  PUT  SOLE                   400000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    36246  1050000 SH       SOLE                  1050000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3723   250000 SH       SOLE                   250000        0        0
DESIGN WITHIN REACH INC        COM              250557105     1924   519935 SH       SOLE                   519935        0        0
FRONTEER DEV GROUP INC         COM              35903Q106    70741  7160250 SH       SOLE                  7160250        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    12903    60000 SH  PUT  SOLE                    60000        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109    28217  1188100 SH       SOLE                  1188100        0        0
ISHARES TR                     RUSSELL 2000     464287655   129064  1700000 SH  PUT  SOLE                  1700000        0        0
ISHARES TR                     RUSSELL 2000     464287655   132860  1750000 SH  CALL SOLE                  1750000        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     3910    49200 SH       SOLE                    49200        0        0
LINCARE HLDGS INC              COM              532791100     7120   202500 SH  PUT  SOLE                   202500        0        0
LIVEPERSON INC                 COM              538146101    13851  2593873 SH       SOLE                  2593873        0        0
LODGENET ENTMT CORP            COM              540211109    38162  2188200 SH       SOLE                  2188200        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     1945   100000 SH       SOLE                   100000        0        0
MYLAN INC                      COM              628530107    14060  1000000 SH       SOLE                  1000000        0        0
NRG ENERGY INC                 COM NEW          629377508    88349  2038500 SH       SOLE                  2038500        0        0
REDENVELOPE INC                COM              75733R601      664   143500 SH       SOLE                   143500        0        0
ROTECH HEALTHCARE INC          COM              778669101       30    77801 SH       SOLE                    77801        0        0
SKYWEST INC                    COM              830879102    31498  1273100 SH       SOLE                  1273100        0        0
TENET HEALTHCARE CORP          COM              88033G100    22098  4350000 SH       SOLE                  4350000        0        0
TERRA INDS INC                 COM              880915103    14328   300000 SH       SOLE                   300000        0        0
WASTE SERVICES INC DEL         COM NEW          941075202      120    14046 SH       SOLE                    14046        0        0